Summary of Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Segment Reporting

	For the Six	For the Year
	Months Ended	Ended
	June 30, 2024	December 31, 2023
Sales and miscellaneous income
Sustainable Projects Group	$-	$-
YER Brands	-	-
Lithium Harvest	169,897	251,089
Total Sales	$169,897	$251,089

Total Assets
Sustainable Projects Group	$16,014	$6,090
YER Brands	-	-
Lithium Harvest	1,927,173	3,063,514
Total Assets	$1,943,187	$3,069,604

	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022

Sales and miscellaneous income
Sustainable Projects Group	$-	$-
YER Brands	-	-
Lithium Harvest	251,089	-
Total Sales	$251,089	$-

Total Assets at End of Period
Sustainable Projects Group	$6,090	$-
YER Brands	-	-
Lithium Harvest	3,063,514	42,269
Total Assets	$3,069,604	$42,269